FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Assumptions to Estimate Fair Value of Conversion Option of Convertible Bonds

The following assumptions were used for estimating the fair value:

	As of December 31,
	2011		2012
Underlying share price	US$	0.98	US$	1.01
Conversion price	US$	19.125	US$	19.125
Time to maturity		6.04 years		5.04 years
Risk-free rate		1.10%		0.73%
Expected volatility		102.63%		99.74%
Comparable yield to maturity		16.28%		17.32%

Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2012 are summarized below:

	Fair value measurements at December 31, 2011 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2011
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)

Cash and cash equivalents
- Time deposits	1,976,555	—	—	1,976,555
- Restricted cash	281,626	—	—	281,626

Foreign currency / commodity / interest rate swap derivatives
- Financial assets	—	29,091	—	29,091
- Financial liabilities	—	30,670	—	30,670

Conversion option of convertible bonds	—	—	13,182	13,182

	Fair value measurements at December 31, 2012 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Cash and cash equivalents
- Time deposits	676,476	—	—	676,476	108,582
- Restricted cash	150,462	—	—	150,462	24,151

Foreign currency / commodity / interest rate swap derivatives
- Financial liabilities	—	17,311	—	17,311	2,779

Conversion option of convertible bonds	—	—	7,908	7,908	1,269

Reconciliation of Liabilities Measured Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following is a reconciliation of the liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2012.

Conversion option of convertible bonds
(RMB’000)

Balance as of January 1, 2011	277,566
Unrealized gain	(264,384)

Balance as of December 31, 2011	13,182
Repurchase of convertible bonds	(10,966)
Unrealized loss	5,692

Balance as of December 31, 2012	7,908